Five highest paid employees (Tables)	12 Months Ended
Dec. 31, 2018
Five highest paid employees
Table showing details of the remuneration of the non-directors, highest paid individuals

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Salaries and benefits	954	630	692
Bonus	325	746	611
Equity-settled share-based payment	—	338	412
	1,279	1,714	1,715

Table showing details of number of non-directors, highest paid individuals

	Number of employees
	2018	2017	2016
HK$4,000,001 (US$510,761) to HK$4,500,000 (US$574,605)	—	—	2
HK$4,500,001 (US$574,606) to HK$5,000,000 (US$630,450)	1	—	—
HK$5,000,001 (US$630,451) to HK$5,500,000 (US$702,295)	1	—	1
HK$6,500,001 (US$829,986) to HK$7,000,000 (US$893,830)	—	2	—
	2	2	3